Stockholders' Equity (Deficit) - Summary of Warrants Outstanding and Related Prices (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Equity [Abstract]
Warrants Outstanding, Exercise Price	$ 1.50	$ 1.50
Warrants Outstanding, Number Outstanding	125,000	5,052,497	6,169,497	6,534,810
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	5 months 16 days	4 months 9 days
Warrants Outstanding, Weighted Average Exercise Price	$ 1.50	$ 1.50
Warrants Exercisable, Number Exercisable	125,000	5,052,497
Warrants Exercisable, Weighted Average Exercise Price	$ 1.50	$ 1.50